STOCKHOLDERS' DEFICIT - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%	115.00%
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption trigger price will be adjusted (per share)	$ 18	$ 18
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days
Public Warrants expiration term	5 years	5 years
Threshold trading days for redemption of public warrants	20 days	20 days
Share Price	$ 9.2	$ 9.2
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Warrant redemption condition minimum share price	$ 18	$ 18
Redemption period	30 days	30 days